Leases - Operating Lease Future Annual Minimum Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Schedule of Operating Lease Future Annual Minimum Lease Payments [Line Items]
2019	¥ 5,754
2020	5,274
2021	3,511
2022	60
2023	60
Thereafter	276
Total	¥ 14,935